Legal and administrative proceedings (Tables)	12 Months Ended
Dec. 31, 2025
Notes and other explanatory information [abstract]
Schedule of effects in income statements

Year ended December 31,	2025	2024	2023
Tax litigations	57	80	(8)
Civil litigations	(21)	29	70
Labor litigations	171	191	167
Environmental litigations	31	3	–
Total	238	303	229

Schedule of changes in provision for litigations

	Tax litigation	Civil litigation	Labor litigation	Environmental litigation	Total of litigation provision
Balance as of December 31, 2024	201	290	482	40	1,013
Additions and reversals, net	57	(21)	171	31	238
Payments	(33)	(178)	(102)	(30)	(343)
Indexation and interest	48	31	43	1	123
Transfer to held for sale and payables taxes	(79)	(5)	–	(27)	(111)
Translation adjustment	23	33	63	4	123
Balance as of December 31, 2025	217	150	657	19	1,043

Schedule of contingent liabilities

December 31,	2025	2024
Tax litigations	7,218	5,995
Civil litigations	2,111	1,274
Labor litigations	376	292
Environmental litigations	1,201	1,050
Total	10,906	8,611

Schedule of judicial deposits

December 31,	2025	2024
Tax litigations	386	338
Civil litigations	156	78
Labor litigations	97	110
Environmental litigations	12	11
Total	651	537